Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
COMMON STOCKS - 100.02%
Communication Services - 8.70%
Alphabet, Inc. - Class C (a) ........................................................................................... 920 $ 140,078
Meta Platforms, Inc. - Class A ....................................................................................... 189 91,775
Netflix, Inc. (a) ........................................................................................................... 75 45,550
Take-Two Interactive Software, Inc. (a) ........................................................................... 116 17,225
294,628
Consumer Discretionary - 19.35%
Airbnb, Inc. - Class A (a) .............................................................................................. 174 28,703
Amazon.com, Inc. (a) .................................................................................................. 689 124,281
Burlington Stores, Inc. (a) ............................................................................................ 229 53,171
Caesars Entertainment, Inc. (a) .................................................................................... 582 25,457
Churchill Downs, Inc. .................................................................................................. 333 41,209
Darden Restaurants, Inc. ............................................................................................ 151 25,240
DoorDash, Inc. - Class A (a) .......................................................................................... 244 33,604
DR Horton, Inc. .......................................................................................................... 216 35,543
Floor & Decor Holdings, Inc. - Class A (a) ........................................................................ 256 33,183
Hilton Worldwide Holdings, Inc. .................................................................................... 411 87,669
Marriott International, Inc. - Class A .............................................................................. 147 37,090
NIKE, Inc. - Class B ..................................................................................................... 250 23,495
Tesla, Inc. (a) ............................................................................................................. 73 12,833
TopBuild Corp. (a) ...................................................................................................... 106 46,717
Williams-Sonoma, Inc. ................................................................................................ 105 33,341
YETI Holdings, Inc. (a) ................................................................................................. 358 13,801
655,337
Consumer Staples - 4.01%
Costco Wholesale Corp. .............................................................................................. 36 26,375
Dollar Tree, Inc. (a) ..................................................................................................... 145 19,307
Monster Beverage Corp. (a) ......................................................................................... 451 26,735
Philip Morris International, Inc. ..................................................................................... 691 63,309
135,726
Energy - 1.20%
EOG Resources, Inc. ................................................................................................... 318 40,653
Financials - 3.09%
Affirm Holdings, Inc. (a) ............................................................................................... 313 11,662
First Republic Bank (a) ................................................................................................ 303 12
LPL Financial Holdings, Inc. ......................................................................................... 72 19,022
MSCI, Inc. ................................................................................................................. 73 40,913
S&P Global, Inc. ......................................................................................................... 78 33,185
104,794
Health Care - 17.76%
Abbott Laboratories .................................................................................................... 842 95,701
agilon health, Inc. (a) .................................................................................................. 688 4,197
Alnylam Pharmaceuticals, Inc. (a) ................................................................................. 208 31,086
BioMarin Pharmaceutical, Inc. (a) ................................................................................. 343 29,958
Dexcom, Inc. (a) ......................................................................................................... 164 22,747
Eli Lilly & Co. ............................................................................................................. 101 78,574
Insulet Corp. (a) ......................................................................................................... 119 20,397
IQVIA Holdings, Inc. (a) ................................................................................................ 114 28,829
Penumbra, Inc. (a) ..................................................................................................... 71 15,846
Revvity, Inc. ............................................................................................................... 311 32,655
Stryker Corp. ............................................................................................................. 139 49,744
Thermo Fisher Scientific, Inc. ....................................................................................... 113 65,677
UnitedHealth Group, Inc. ............................................................................................. 180 89,045
Zoetis, Inc. ................................................................................................................ 217 36,719
601,175

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
2
Shares Value
Industrials - 15.44%
AMETEK, Inc. ............................................................................................................. 146 $ 26,703
Carrier Global Corp. .................................................................................................... 846 49,178
Copart, Inc. (a) .......................................................................................................... 1,099 63,654
Dayforce, Inc. (a) ........................................................................................................ 408 27,014
Old Dominion Freight Line, Inc. ..................................................................................... 140 30,703
RTX Corp. ................................................................................................................. 558 54,422
Saia, Inc. (a) .............................................................................................................. 30 17,550
TransDigm Group, Inc. ................................................................................................ 112 137,940
United Rentals, Inc. .................................................................................................... 74 53,362
Woodward, Inc. .......................................................................................................... 229 35,293
XPO, Inc. (a) .............................................................................................................. 222 27,091
522,910
Information Technology - 28.00% (b)
Adobe, Inc. (a) ........................................................................................................... 77 38,854
Apple, Inc. ................................................................................................................ 239 40,984
Applied Materials, Inc. ................................................................................................ 188 38,771
Autodesk, Inc. (a) ....................................................................................................... 109 28,386
Broadcom, Inc. .......................................................................................................... 111 147,121
EPAM Systems, Inc. (a) ............................................................................................... 77 21,264
First Solar, Inc. (a) ...................................................................................................... 105 17,724
Marvell Technology, Inc. .............................................................................................. 520 36,858
Micron Technology, Inc. ............................................................................................... 611 72,031
Microsoft Corp. .......................................................................................................... 674 283,565
NVIDIA Corp. ............................................................................................................. 65 58,731
Palo Alto Networks, Inc. (a) .......................................................................................... 137 38,926
Salesforce, Inc. .......................................................................................................... 224 67,464
ServiceNow, Inc. (a) .................................................................................................... 75 57,180
947,859
Materials - 1.59%
Albemarle Corp. ......................................................................................................... 149 19,629
Linde PLC ................................................................................................................. 74 34,360
53,989
Real Estate - 0.88%
Equinix, Inc. .............................................................................................................. 36 29,712
TOTAL COMMON STOCKS (Cost $2,611,241) .................................................................. 3,386,783
Contracts
Notional
Amount
PURCHASED OPTIONS - 0.20% (c)
OVER-THE-COUNTER PUT OPTIONS - 0.20%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expires 5/10/2024,
Strike Price $9,500.00 (d) ....................................................................................... 326 $ 3,375,903 6,683
TOTAL PURCHASED OPTIONS (Cost $16,300) ................................................................. 6,683
Total Investments (Cost $2,627,541) - 100.22% ........................................................... 3,393,466
Liabilities in Excess of Other Assets - (0.22)% ............................................................... (7,528)
TOTAL NET ASSETS -  100.00% .................................................................................... $ 3,385,938
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a) Non-income producing security.

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
3
(b) Amount represents investments in a particular sector. No industry within this sector represetnted more than 25% of the Fund's total assets at the time of investment.
(c) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
4
Security Name
Number of Shares
Notional Amount
% of Total Notional
Amount
Microsoft Corp.
673
$ 283,079
8.39%
Broadcom, Inc.
110
146,236
4.33%
Alphabet, Inc.
919
139,953
4.15%
TransDigm Group, Inc.
111
136,831
4.05%
Amazon.com, Inc.
686
123,660
3.66%
Abbott Laboratories
837
95,109
2.82%
Meta Platforms, Inc.
189
91,626
2.71%
UnitedHealth Group, Inc.
179
88,767
2.63%
Hilton Worldwide Holdings, Inc.
409
87,253
2.58%
Eli Lilly & Co.
100
77,828
2.31%
Micron Technology, Inc.
612
72,146
2.13%
Salesforce, Inc.
224
67,370
1.99%
Thermo Fisher Scientific, Inc.
113
65,705
1.95%
Copart, Inc.
1,095
63,416
1.87%
Philip Morris International, Inc.
688
63,050
1.87%
NVIDIA Corp.
65
58,765
1.74%
ServiceNow, Inc.
75
56,910
1.69%
RTX Corp.
557
54,311
1.61%
United Rentals, Inc.
74
53,234
1.58%
Burlington Stores, Inc.
228
52,986
1.57%
Stryker Corp.
138
49,497
1.47%
Carrier Global Corp.
841
48,896
1.45%
TopBuild Corp.
105
46,483
1.38%
Netflix, Inc.
75
45,745
1.36%
Churchill Downs, Inc.
333
41,222
1.22%
MSCI, Inc.
73
40,973
1.21%
Apple, Inc.
238
40,846
1.21%
EOG Resources, Inc.
317
40,519
1.20%
Adobe, Inc.
77
38,969
1.15%
Palo Alto Networks, Inc.
136
38,652
1.15%
Applied Materials, Inc.
187
38,501
1.14%
Marvell Technology, Inc.
523
37,063
1.10%
Marriott International, Inc.
146
36,954
1.10%
Zoetis, Inc.
216
36,569
1.08%
DR Horton, Inc.
215
35,347
1.05%
Woodward, Inc.
229
35,298
1.05%
Linde PLC
73
34,038
1.01%
DoorDash, Inc.
243
33,491
1.00%
Williams-Sonoma, Inc.
105
33,266
0.99%
S&P Global, Inc.
78
33,265
0.99%
Floor & Decor Holdings, Inc.
257
33,257
0.99%
Revvity, Inc.
309
32,451
0.96%
Alnylam Pharmaceuticals, Inc.
205
30,670
0.91%
Old Dominion Freight Line, Inc.
139
30,519
0.90%
BioMarin Pharmaceutical, Inc.
342
29,833
0.88%
Equinix, Inc.
36
29,466
0.87%
IQVIA Holdings, Inc.
114
28,755
0.85%
Airbnb, Inc.
174
28,752
0.85%
Autodesk, Inc.
109
28,400
0.84%
Ceridian HCM Holding, Inc.
408
27,005
0.80%
Top 50 Holdings
2,962,937
87.79%
Other Securities
412,966
12.21%
Total Underlying Positions
$3,375,903
100.00%
(d) Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2024 are shown below:

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
5
SCHEDULE OF OPTIONS WRITTEN
March 31, 2024 (Unaudited)
  Description Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
Milliman - Capital Group Growth Basket,
Counterparty: Bank of America (a) .............. 5/10/2024 $ 10,460.00 326 $ (3,375,903) $ (47,195)
Over-the-Counter Put Options
Milliman - Capital Group Growth Basket,
Counterparty: Bank of America (a) .............. 5/10/2024 8,000.00 326 (3,375,903) (329)
TOTAL OPTIONS WRITTEN (Premiums Received $16,300) $ (47,524)
(a)
Comprised of a proprietary basket of securities. The underlying components of the basket as of March 31, 2024 are shown in the Schedule of Investments.

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments (Concluded)
March 31, 2024 (Unaudited)
6
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
March 31, 2024:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Common Stocks $ 3,386,783 $ – $ – $ 3,386,783
Purchased Options – 6,683 – 6,683
Total Assets
$ 3,386,783 $ 6,683 $ – $ 3,393,466
Liabilities
Options Written $ – $ 47,524 $ – $ 47,524
Total Liabilities
$ – $ 47,524 $ – $ 47,524